Basis Of Financial Statements And Summary Of Significant Accounting Policies [Text Block] (Policies)	12 Months Ended
Mar. 31, 2013
Description Of Business [Policy Text Block]

Description of Business

Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. (“BTMU”), Mitsubishi UFJ Trust and Banking Corporation (“MUTB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“MUSHD”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“MUMSS”). See Note 2 for more information on the securities joint venture with Morgan Stanley. Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 27 for more information by business segment.

Basis Of Financial Statements [Policy Text Block]

Basis of Financial Statements

The accompanying consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). In certain respects, the accompanying consolidated financial statements reflect adjustments which are not included in the consolidated financial statements issued by MUFG and certain of its subsidiaries in accordance with applicable statutory requirements and accounting practices in their respective countries of incorporation. The major adjustments include those relating to (1) investment securities, (2) derivative financial instruments, (3) allowance for credit losses, (4) income taxes, (5) consolidation, (6) premises and equipment, (7) transfer of financial assets, (8) accrued severance indemnities and pension liabilities, (9) goodwill and other intangible assets and (10) lease transactions.

Fiscal years of certain subsidiaries, which end on or after December 31, and MUFG’s fiscal year, which ends on March 31, have been treated as coterminous. For the fiscal years ended March 31, 2011, 2012 and 2013, the effect of recording intervening events for the three-month periods ended March 31 on MUFG’s proportionate equity in net income of subsidiaries with fiscal years ended on or after December 31, would have resulted in an increase of ¥13.87 billion, a decrease of ¥1.56 billion, and an increase of ¥1.48 billion to net income attributable to Mitsubishi UFJ Financial Group, respectively. No intervening events occurred during each of the three-month periods ended March 31, 2011, 2012 and 2013 which, if recorded, would have had material effects on consolidated total assets, loans, total liabilities, deposits or total equity as of March 31, 2011, 2012 and 2013.

Use Of Estimates [Policy Text Block]

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to management judgment primarily relate to the allowance for credit losses, the valuation allowances of deferred tax assets, recognition and measurement of uncertain tax positions, the valuation of financial instruments, the accounting for goodwill and intangible assets, impairment of investment securities, the allowances for repayment of excess interest and accrued severance indemnities and pension liabilities.

Consolidation [Policy Text Block]

Consolidation—The accompanying consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities (“VIE”s) (together, the “MUFG Group”). In situations in which the MUFG Group has a controlling financial interest in other entities, including certain VIEs, such entities are consolidated and noncontrolling interests are recorded in Total equity. Intercompany items have been eliminated. Investments in affiliated companies (companies over which the MUFG Group has the ability to exercise significant influence) are accounted for by the equity method of accounting and are reported in Other assets. The MUFG Group’s equity interest in the earnings (losses) of these equity investees and other-than-temporary impairment are reported in Equity in earnings (losses) of equity method investees-net. The MUFG Group recognizes an impairment loss on investments in equity method investees that is other than temporary. The MUFG Group determines whether loss on investments is other than temporary, through consideration of various factors, such as the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the investees, and the intent and ability to retain its investment in the investees for a period of time sufficient to allow for any anticipated recovery in the fair value. The MUFG Group also evaluates additional factors, such as the condition and trend of the economic cycle, and trends in the general market.

Before April 1, 2010, the MUFG Group consolidated VIEs when MUFG had a variable interest that would absorb the majority of the VIE’s expected losses or receive the majority of its expected residual returns or both. After the adoption of new guidance on April 1, 2010, the MUFG Group consolidates VIEs if it has the power to direct the activities of a VIE which most significantly impact the VIE’s economic performance and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity, except certain VIEs that are deemed as investment companies. For VIEs that are considered investment companies, the MUFG Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns or both. See Accounting Changes—Amendment of Accounting for Consolidation of Variable Interest Entities and Note 23 for the details of VIEs.

Assets that the MUFG Group holds in an agency, fiduciary or trust capacity are not assets of the MUFG Group and, accordingly, are not included in the accompanying consolidated balance sheets.

Cash Flows [Policy Text Block]

Cash Flows—For the purposes of reporting cash flows, cash and cash equivalents are defined as those amounts included in the accompanying consolidated balance sheets under the caption Cash and due from banks with original maturities of 90 days or less. Cash flows from qualified hedging activities are classified in the same category as the items being hedged.

Translation Of Foreign Currency Financial Statements And Foreign Currency Transactions [Policy Text Block]

Translation of Foreign Currency Financial Statements and Foreign Currency Transactions—Financial statements of overseas entities are translated into Japanese yen using the respective fiscal year-end exchange rates for assets and liabilities. Income and expense items are translated at average rates of exchange for the respective fiscal years.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MUFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income (loss). Tax effects of gains and losses on foreign currency translation of the financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Foreign currency-denominated assets and liabilities are translated into the functional currencies of the individual entities included in consolidation at the respective fiscal year-end foreign exchange rates. Foreign currency-denominated income and expenses are translated using average rates of exchange for the respective fiscal years. Gains and losses from such translation are included in Foreign exchange gains (losses)—net, as appropriate.

Repurchase Agreements, Securities Lending And Other Secured Financing Transactions [Policy Text Block]

Repurchase Agreements, Securities Lending and Other Secured Financing Transactions—Securities sold with agreements to repurchase (“repurchase agreements”), securities purchased with agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions, if the transferor has not surrendered control over the securities. If they meet the relevant conditions for the surrender of control, they are accounted for as sales of securities with related off-balance sheet forward repurchase commitments or purchases of securities with related off-balance sheet forward resale commitments. For the fiscal years ended March 31, 2011, 2012 and 2013, there were no such transactions accounted for as sales.

Collateral [Policy Text Block]

Collateral—For secured lending transactions, including resale agreements, securities borrowing transactions, commercial lending and derivative transactions, the MUFG Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets. For most securities lending transactions, the MUFG Group maintains strict levels of collateralization governed by a daily mark-to-market analysis. Financial assets pledged as collateral are generally negotiable financial instruments and are permitted to be sold or repledged by secured parties. If the MUFG Group sells these financial assets received as collateral, it recognizes the proceeds from the sale and its obligation to return the collateral. For secured borrowing transactions, principally repurchase agreements and securities lending transactions and derivative transactions, where the secured party has the right to sell or repledge financial assets pledged as collateral, the MUFG Group separately discloses those financial assets pledged as collateral in the accompanying consolidated balance sheets.

Trading Account Securities [Policy Text Block]

Trading Account Securities—Securities and money market instruments held in anticipation of short-term market movements and for resale to customers are included in Trading account assets, and short trading positions of these instruments are included in Trading account liabilities. Trading positions are carried at fair value in the accompanying consolidated balance sheets and recorded on a trade date basis. Changes in the fair value of trading positions are recognized currently in Trading account profits—net, as appropriate. The MUFG Group has elected the fair value option for certain foreign securities. See Note 29 for a further discussion of fair value option.

Investment Securities [Policy Text Block]

Investment Securities—Debt securities for which the MUFG Group has both the ability and positive intent to hold to maturity are classified as Securities being held to maturity and are carried at amortized cost. Debt securities that the MUFG Group may not hold to maturity and marketable equity securities, other than those classified as Trading account securities, are classified as Securities available for sale, and are carried at their fair values, with unrealized gains and losses reported on a net-of-tax basis within Accumulated other comprehensive income (loss), net of taxes, which is a component of equity. Other investment securities include nonmarketable equity securities carried at their acquisition cost and investment securities held by subsidiaries that are investment companies or brokers and dealers. Such securities held by those subsidiaries are subject to the specialized industry accounting principles for investment companies and brokers and dealers applicable for those subsidiaries. Securities of those subsidiaries are carried at their fair values.

Individual debt and equity securities are written down to fair value with the resulting losses charged to the accompanying consolidated statements of income when, in the opinion of management, a decline in fair value below the cost of such securities is other than temporary. Such impairment loss is included in Investment securities gains—net in the accompanying consolidated statements of income. In determining other-than-temporary declines in fair value to be recognized as an impairment loss on investment securities, the MUFG Group generally considers factors such as the ability and positive intent to hold the investments for a period of time sufficient to allow for anticipated recovery in fair value, the financial condition of the issuer, the extent of decline in fair value, and the length of time that the decline in fair value below cost has existed. Interest and dividends on investment securities are reported in Interest income. Dividends are recognized when the shareholder right to receive the dividend is established. Gains and losses on disposition of investment securities are computed using the average cost method and are recognized on the trade date.

Derivative Financial Instruments [Policy Text Block]

Derivative Financial Instruments—The MUFG Group engages in derivative activities involving swaps, forwards, futures, options, and other types of derivative contracts. Derivatives are used in trading activities to generate trading revenues and fee income for its own account and to respond to the customers’ financial needs. Derivatives are also used to manage counterparty credit risk and market risk exposures to fluctuations in interest and foreign exchange rates, equity and commodity prices.

Derivatives entered into for trading purposes are carried at fair value and are reported as Trading account assets or Trading account liabilities, as appropriate. The fair values of derivative contracts executed with the same counterparty under legally enforceable master netting agreements are presented on a gross basis. Changes in the fair value of such contracts are recognized currently in Foreign exchange gains (losses)—net with respect to foreign exchange contracts and in Trading account profits—net with respect to interest rate contracts and other types of contracts.

Embedded features that are not clearly and closely related to the host contracts and meet the definition of derivatives are separated from the host contracts and measured at fair value unless the contracts embedding the derivatives are measured at fair value in their entirety.

Derivatives are also used to manage exposures to fluctuations in interest and foreign exchange rates arising from mismatches of asset and liability positions. Certain of those derivatives are designated as hedging instruments and qualify for hedge accounting. The MUFG Group designates a derivative as a hedging instrument at the inception of each such hedge relationship, and it documents, for such individual hedging relationships, the risk management objective and strategy, including the item being hedged, the specific risk being hedged and the method used to assess the hedge effectiveness. In order for a hedging relationship to qualify for hedge accounting, the changes in the fair value of the derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the risk being hedged. Any ineffectiveness, which arises during the hedging relationship, is recognized in Non-interest income or expense in the period in which it arises. All qualifying hedging derivatives are valued at fair value and included in Other assets or Other liabilities, as appropriate. For cash flow hedges, the unrealized changes in fair value to the extent effective are recognized in Accumulated other comprehensive income (loss). Amounts realized on cash flow hedges related to variable rate loans are recognized in Net interest income in the period when the cash flow from the hedged item is realized. The fair value of cash flow hedges related to forecasted transactions, if any, is recognized in Non-interest income or expense in the period when the forecasted transaction occurs. Any difference that arises from gains or losses on hedging derivatives offsetting corresponding gains or losses on the hedged items, and gains and losses on derivatives attributable to the risks excluded from the assessment of hedge effectiveness are recognized in Non-interest income or expense.

Loans [Policy Text Block]

Loans—Loans originated by the MUFG Group (“originated loans”) are carried at the principal amount outstanding, adjusted for unearned income and deferred net nonrefundable loan fees and costs. Originated loans held and intended for dispositions or sales in secondary markets are transferred to the held-for-sale classification and carried at the lower of cost or estimated fair value generally on an individual loan basis. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment to yield using a method that approximates the interest method. Interest income on loans that are not impaired is accrued and credited to interest income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the remaining contractual terms of the loans using a method that approximates the interest method when such purchased loans are outside the scope of the guidance on loans and debt securities acquired with deteriorated credit quality as described below.

The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card and UnionBanCal Corporation (“UNBC”) based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk.

Originated loans are considered impaired when, based on current information and events, it is probable that the MUFG Group will be unable to collect all the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Past due status is determined based on the contractual terms of the loan and the actual number of days since the last payment date, and is considered in determining impairment. Originated loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is generally evaluated on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent.

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment. A nonaccrual loan may be restored to an accrual status when interest and principal payments become current and management expects that the borrower will make future contractual payments as scheduled. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. Cash receipts on nonaccrual loans, for which the ultimate collectibility of principal is uncertain, are applied as principal reductions; otherwise, such collections are credited to income.

Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. If a nonaccrual loan has been restructured and the borrower is not delinquent under the restructured terms, and demonstrates that its financial condition has improved, the MUFG Group may reclassify the loan to accrual status. This determination is generally performed once a year through a detailed internal credit rating review process. Once a restructured nonaccrual loan is deemed to be a troubled debt restructuring (“TDR”), the MUFG Group will continue to designate the loan as a TDR even if the loan is reclassified to accrual status.

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, impaired loans acquired for which it is probable that the MUFG Group will be unable to collect all contractual receivables are initially recorded at the present value of amounts expected to be received. For these impaired loans, the related valuation allowances are not carried over or created initially. Accretable yield is limited to the excess of the investor’s estimate of undiscounted cash flows over the investor’s initial investment in the loan. Subsequent increases in cash flows expected to be collected are recognized prospectively through adjustment of the loan’s yield over its remaining life after reduction of any remaining allowance for credit losses for the loan established after its acquisition, if any, while any decrease in such cash flows below those initially expected at acquisition plus additional cash flows expected to be collected arising from changes in estimate after acquisition is recognized as an impairment.

Loan Securitization [Policy Text Block]

Loan Securitization—The MUFG Group securitizes and services commercial, industrial, and residential loans in the normal course of business. The MUFG Group accounts for a transfer of loans in a securitization transaction as a sale if it meets relevant conditions for the surrender of control. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. When a securitization is accounted for as a sale, the proceeds from a sale of financial assets consist of the cash and any other assets obtained, including beneficial interests and separately recognized servicing assets, in the transfer less any liabilities incurred, including separately recognized servicing liabilities. All proceeds and reductions of proceeds from a sale shall be initially measured at fair value.

Allowance For Credit Losses [Policy Text Block]

Allowance for Credit Losses—The MUFG Group maintains an allowance for credit losses to absorb probable losses inherent in the loan portfolio. Actual credit losses (amounts deemed uncollectible, in whole or in part), net of recoveries, are generally determined based on detailed loan reviews and a credit assessment by management at each balance sheet date, and are deducted from the allowance for credit losses as net charge-offs. The MUFG Group generally applies its charge-off policy to all loans in its portfolio regardless of the type of borrower. Management believes that the provision for credit losses is adequate and the allowance is at the appropriate amount to absorb probable losses inherent in the loan portfolio. During the fiscal year ended March 31, 2013, the MUFG Group did not make any significant changes to the methodologies or policies used to determine its allowance for credit losses.

Key elements relating to the policies and discipline used in determining the allowance for credit losses are credit classification and the related borrower categorization process. The categorization is based on conditions that may affect the ability of borrowers to service their debt, taking into consideration current financial information, historical payment experience, credit documentation, public information, analyses of relevant industry segments or existing economic conditions. In determining the appropriate level of the allowance, the MUFG Group evaluates the probable loss by collateral value, historical loss experience, probability of insolvency and category of loan based on its type and characteristics. The MUFG Group updates these conditions and probable loss on a regular basis and upon the occurrence of unexpected change in the economic environment.

The methodologies used to estimate the allowance and the charge-off policy for each portfolio segment are as follows.

Commercial segment

In the Commercial segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for country risk exposure, and the allocated allowance for large groups of smaller-balance homogeneous loans.

The allocated allowance for individual loans specifically identified for evaluation represents the impairment allowance determined in accordance with the guidance on accounting by creditors for impairment of a loan. The factors considered by management in determining impairment are the internal credit rating assigned to each borrower which represents the borrower’s creditworthiness determined based on payment status, number of delinquencies, and the probability of collecting principal and interest payments when due. The impairment of a loan is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or on the loan’s observable market price, or based on the fair value of the collateral if the loan is collateral dependent.

The formula allowance is applied to loans that are categorized as Normal or Close Watch, excluding loans identified as a TDR, based on the internal credit rating and historical loss factors which are based on the loss experience. See Note 4 for the information on loans to borrowers categorized based on the internal borrower rating. Estimated losses inherent in the loans at the balance sheet date are calculated by multiplying the default ratio by the nonrecoverable ratio (determined as a complement of the recovery ratio). The default ratio is determined by each internal credit rating, taking into account the historical number of defaults of borrowers within each internal credit rating divided by the total number of borrowers. The recovery ratio is mainly determined by the historical experience of collections against loans in default. The default ratio, the recovery ratio and other indicators are continually reviewed to determine the appropriate level of the allowance. Because the evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment, the estimation of the formula allowance is back-tested by comparing the allowance with the actual results subsequent to the balance sheet date. The results of such back-testing are evaluated by management to determine whether the manner and level of formula allowance needs to be changed in subsequent years.

The allocated allowance for country risk exposure is a country-specific allowance for Normal and Close Watch loans, excluding loans identified as a TDR. The allowance is established to supplement the formula allowance for these loans, based on an estimate of probable losses relating to the exposure to countries that are identified by management to have a high degree of transfer risk. The measurement is based on a function of default probability and the recovery ratio with reference to external credit ratings. For the allowance for individual cross-border loans specifically identified for evaluation, the MUFG Group incorporates transfer risk in its determination of the related allowance.

The allocated allowance for large groups of smaller-balance homogeneous loans is established through a process that begins with estimates of probable losses inherent in the portfolio. These estimates are based upon various analyses, including historical delinquency and historical loss experience.

In relation to loans categorized as Legally/Virtually Bankrupt, the amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible, and is charged off.

Residential segment

In the Residential segment, the loans are comprised of smaller-balance homogeneous loans that are pooled by their internal credit ratings based on the number of delinquencies. The loans in this segment are generally secured by collateral. Collateral values are based on internal valuation sources, and the allowance is determined for unsecured amounts. The allowance for the nondelinquent group of loans is determined based on historical loss experience. For delinquent groups of loans, the MUFG Group determines the allowance based on the probability of insolvency by the number of actual delinquencies and historical loss experience.

In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible and charged off.

Card segment

In the Card segment, the loans are smaller-balance homogeneous loans that are pooled by their internal credit rating based on the number of delinquencies. The allowance for loans in this segment is generally determined based on the probability of insolvency by the number of actual delinquencies and historical loss experience. For calculating the allocated allowance for loans specifically identified for evaluation, impaired loans are aggregated for the purpose of measuring impairment using historical loss factors.

In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the amount of loans is generally fully charged off.

UNBC segment

In the UNBC segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for large groups of smaller-balance homogeneous loans, and the unallocated allowance.

The allocated allowance for individual loans specifically identified for evaluation is established for loans when management determines that the MUFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, including interest payments. Impaired loans are carried at the lower of the recorded investment in the loan, the present value of expected future cash flows discounted at the loan’s effective rate, the loan’s observable market price, or the fair value of the collateral, if the loan is collateral dependent.

The formula allowance is calculated by applying historical loss factors to outstanding loans. Historical loss factors are based on the historical loss experience and may be adjusted for significant factors that, in management’s judgment, affect the collectibility of the portfolio as of the balance sheet date.

The allocated allowance for large groups of smaller-balance homogeneous loans is established for consumer loans as well as for smaller balance commercial loans. These loans are managed by a pool basis, and loss factors are based on expected net charge-off ranges.

The unallocated allowance represents an estimate of additional losses inherent in the loan portfolio and is composed of attribution factors, which are based upon management’s evaluation of various conditions that are not directly measured in the determination of the allocated allowance. The conditions used for consideration of the unallocated allowance at each balance sheet date include factors such as, existing general economic and business conditions affecting the key lending areas and products of the MUFG Group, credit quality trends and risk identification, collateral values, loan volumes, underwriting standards and concentrations, specific industry conditions, recent loss experience and the duration of the current business cycle. The MUFG Group reviews these conditions and has an internal discussion with senior credit officers on a quarterly basis.

Commercial loans are generally considered uncollectible based on an evaluation of the financial condition of a borrower as well as the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part. Consumer loans are generally considered uncollectible based on past due status and the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part.

Allowance For Off-Balance Sheet Credit Instruments [Policy Text Block]

Allowance for Off-Balance Sheet Credit Instruments—The MUFG Group maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, standby letters of credit and other financial instruments. The allowance is recorded as a liability in Other liabilities. The MUFG Group adopts the same methodology used in determining the allowance for credit losses on loans. Potential credit losses related to derivatives are considered in the fair value of the derivatives.

Net changes in the allowance for off-balance sheet credit instruments are accounted for as Other non-interest expenses.

Premises And Equipment [Policy Text Block]

Premises and Equipment—Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. MUFG, BTMU and MUTB apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 39

Maintenance, repairs and minor improvements are charged to operations as incurred. Major improvements are capitalized. Net gains or losses on dispositions of premises and equipment are included in Other non-interest income or expense, as appropriate.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount to future undiscounted net cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level with independent and identifiable cash flows. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less estimated cost to sell.

Asset retirement obligations related to restoration of certain leased properties upon lease termination are recorded in Other liabilities with a corresponding increase in leasehold improvements. The amounts represent the present value of expected future cash flows associated with returning such leased properties to their original condition. The difference between the gross and present value of expected future cash flows is accreted over the life of the related leases as a non-interest expense.

Goodwill [Policy Text Block]

Goodwill—The MUFG Group recognizes goodwill, as of the acquisition date, measured as the excess of fair value, including that of noncontrolling interests, over net assets of the acquiree. Goodwill related to investments in equity method investees is included in Other assets as a part of the carrying amount of investments in equity method investees.

Goodwill arising from a business combination is not amortized but is tested at least annually for impairment. Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. A reporting unit is an operating segment, or an identified business unit one level below an operating segment. An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds its implied fair value.

Intangible Assets [Policy Text Block]

Intangible assets—Intangible assets consist of software, core deposit intangibles, customer relationships, trade names and other intangible assets. These are amortized over their estimated useful lives unless they have indefinite useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	7 to 27	Declining-balance
Trade names	3 to 40	Straight-line

Intangible assets having indefinite useful lives are not amortized but are subject to annual impairment tests. An impairment exists if the carrying value of an indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and the carrying amount exceeds the fair value of the intangible asset.

The MUFG Group capitalizes certain costs associated with the acquisition or development of internal-use software. Costs subject to capitalization are salaries and employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project, to the extent of time spent directly on the project. Once the software is ready for its intended use, the MUFG Group begins to amortize capitalized costs on a straight-line basis.

Accrued Severance And Pension Liabilities [Policy Text Block]

Accrued Severance and Pension Liabilities—The MUFG Group has defined benefit pension plans and other postretirement benefit plans, including severance indemnities plans. The liabilities related to these plans are computed and recognized based on actuarial computations. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if it exceeds the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation. Under the guidance related to employers’ accounting for defined benefit pension and other postretirement plans, the MUFG Group recognizes a net liability or asset to report the funded status of its defined benefit pension and other postretirement plans in the accompanying consolidated balance sheets and recognizes changes in the funded status of defined benefit pension and other postretirement plans in the year in which the changes occur in Accumulated other comprehensive income (loss). The costs of the plans, based on actuarial computations of current and future employee benefits, were charged to Salaries and employee benefits. The MUFG Group measures plan assets and benefit obligations as of the date of the consolidated balance sheets.

Long-Term Debt [Policy Text Block]	Long-Term Debt—Premiums, discounts and issuance costs of long-term debt are amortized based on the method that approximates the interest method over the terms of the long-term debt.
Obligations Under Guarantees [Policy Text Block]

Obligations under Guarantees—The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MUFG Group recognizes guarantee fee income over the guarantee period based on the contractual terms of the guarantee contracts. It is the MUFG Group’s business practice to receive a guarantee fee at the inception of the guarantee, which approximates market value of the guarantee and is initially recorded as a liability, which is then recognized as guarantee fee income ratably over the guarantee period.

Allowance For Repayment Of Excess Interest [Policy Text Block]

Allowance for Repayment of Excess Interest—The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers’ profile, recent trend of borrowers’ claims for reimbursement, and management’s future forecasts. The allowance is recorded as a liability in Other liabilities.

Fees And Commissions [Policy Text Block]

and Commissions—Revenue recognition of major components of fees and commissions is as follows:

•

Fees on funds transfer and collection services, service charges on deposit accounts, fees and commissions on securities business, fees on real estate business, insurance commissions, fees and commissions on stock transfer agency services, fees on investment funds business, and fees and commissions from other services are generally recognized as revenue when the related services are performed or recognized over the period that the service is provided.

•	Fees from trade-related financing services are recognized over the period of the financing.

•

Trust fees are recognized on an accrual basis, generally based on the volume of trust assets under management and/or the operating performance for the accounting period of each trust account. With respect to the trust accounts with guarantee of trust principal, trust fees are determined based on the profits earned by individual trust account during the trust accounting period, less deductions, including provision for reserve, impairment for individual investments and dividends paid to beneficiary certificate holders. The trust fees for these trust accounts are accrued based on the amounts expected to be earned during the accounting period of each trust account.

•	Annual fees and royalty and other service charges related to credit card business are recorded on a straight-line basis as services are provided.

•	Interchange income from the credit card business is recognized as billed.

•

Fees on guarantees are generally recognized over the contractual periods of the respective guarantees. Amounts initially recorded as a liability corresponding to the obligations at fair value are generally recognized as revenue over the terms of the guarantees as the MUFG Group is deemed to be released from the risk under guarantees.

Income Taxes [Policy Text Block]

Income Taxes—The provision for income taxes is determined using the asset and liability method of accounting for income taxes. Under this method, deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance is recognized for any portion of the deferred tax assets where it is considered more likely than not that it will not be realized. The provision for deferred taxes is based on the change in the net deferred tax asset or liability during the fiscal year. A tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Free Distributions Of Common Shares [Policy Text Block]

Free Distributions of Common Shares—As permitted by the Company Law, Japanese companies, upon approval by the Board of Directors, may make a free distribution of shares, in the form of a “stock split” as defined, to shareholders. In accordance with generally accepted accounting practice in Japan, such distribution does not give rise to any change in capital stock or capital surplus accounts. Common shares distributed are recorded as shares issued on the distribution date. See Note 16 for further information.

Earnings Per Common Share [Policy Text Block]

Earnings per Common Share—Basic earnings per share (“EPS”) excludes dilutive effects of potential common shares and is computed by dividing net income available to common stock shareholders by the weighted average number of common shares outstanding for the period, while diluted EPS gives effect to all dilutive potential common shares that were outstanding during the period. See Note 20 for the computation of basic and diluted EPS.

Treasury Stock [Policy Text Block]

Treasury Stock—The MUFG Group presents its treasury stock, including shares of MUFG owned by its subsidiaries and affiliated companies, as a reduction of equity on the accompanying consolidated balance sheets at cost and accounts for treasury stock transactions under an average cost method. Gains (losses) on sales of treasury stock are charged to capital surplus and unappropriated retained earnings.

Comprehensive Income (Loss) [Policy Text Block]

Comprehensive Income (Loss)—Comprehensive income (loss) includes net income (loss) before attribution to noncontrolling interests and other comprehensive income (“OCI”). All changes in unrealized gains and losses on investment securities, unrealized gains and losses on derivatives qualifying for cash flow hedges, pension liability adjustments and foreign currency translation adjustments constitute OCI and are presented, with related income tax effects, in the accompanying consolidated statements of comprehensive income.

Stock-Based Compensation [Policy Text Block]

Stock-Based Compensation—MUFG and certain of its subsidiaries have stock-based compensation plans. Stock-based compensation expenses are recognized based on the grant date fair value of share based compensation over the period during which an employee is required to provide service in accordance with the terms of the plans. See Note 30 for further discussion of stock-based compensation plans.

Change In Accounting Estimates [Policy Text Block]

Change in Accounting Estimates

The MUFG Group evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life. When the useful life of intangible assets not subject to amortization is no longer determined to be indefinite, such as when unanticipated competition enters a market, the intangible asset is amortized over the remaining period that it is expected to contribute to positive cash flows. At September 30, 2011, the MUFG Group reevaluated the useful lives of its intangible assets related to its customer relationships from fund contracts, which had been recorded as intangible assets not subject to amortization. Due to the global financial downturn, including the recent financial market disruption in Europe and the downgrade of the U.S. treasury bonds’ credit rating, the downward trend of customer assets under management, which had previously been on an upward trend, was not expected to recover in the near future and therefore is no longer expected to support indefinite useful lives of the intangible assets associated with the customer relationships from fund contracts. As a result of the reevaluation, the MUFG Group reclassified its intangible assets related to the customer relationships of ¥42,224 million from intangible assets not subject to amortization to those subject to amortization. See Note 6 for the details of these intangible assets.

Accounting Changes [Policy Text Block]

Accounting Changes

Amendment of Accounting for Consolidation of Variable Interest Entities—In June 2009, the FASB issued new guidance which amends the accounting for consolidation of VIEs. This guidance changes the previous guidance by modifying the characteristics for assessing a primary beneficiary to include entities that have the power to direct the activities of the VIE which significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The primary beneficiary determination must be reassessed on an ongoing basis. In addition, this guidance amends the identification of VIEs by eliminating the scope exception for qualified special purpose entities and adding an additional reconsideration event for determining whether an entity is a VIE. This guidance became effective on April 1, 2010 for the MUFG Group.

In February 2010, the FASB issued further guidance which defers the requirements of the consolidation guidance for determining the primary beneficiary of VIEs for certain investment funds including mutual funds, private equity funds, hedge funds, venture capital funds, mortgage real estate investment funds, and certain real estate investment funds.

The MUFG Group has elected to apply the new guidance above prospectively. Accordingly, financial statements for prior periods have not been restated. The net increase in the MUFG Group’s consolidated assets, liabilities and shareholders’ equity attributable to noncontrolling interests was ¥237,008 million, ¥214,887 million and ¥19,551 million, respectively, as of April 1, 2010. The cumulative effect on retained earnings was an increase of ¥1,408 million upon adoption. See Note 23 for further disclosures required by the new guidance.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses—In July 2010, the FASB issued new guidance which requires additional disclosures and amends existing disclosure requirements on allowances for credit losses and the credit quality of financial receivables. The guidance requires additional disclosures on credit quality indicators of financing receivables, aging of past due financing receivables, nature and extent of TDR and modifications, and significant purchases and sales of financing receivables on a disaggregated basis. The existing guidance is amended to require disclosure of financing receivables on a more disaggregated basis. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2010. Specific items regarding activity that occurs during a reporting period, such as the allowance roll-forward disclosures, is effective for interim and annual reporting periods beginning on or after December 15, 2010. The MUFG Group adopted this guidance on March 31, 2011, except for the disclosures about items regarding activity that occurs during a reporting period. For the disclosures about items regarding activity that occurs during a reporting period, the MUFG Group adopted this guidance on April 1, 2011. This guidance affected the MUFG Group’s disclosures about the credit quality of financing receivables and allowances for credit losses, but did not affect its financial position and results of operations. See Note 4 for details of disclosures required by this guidance.

Amendment to Accounting for A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring—In April 2011, the FASB issued new guidance on a creditor’s evaluation of whether a modification or restructuring of a receivable is a TDR. This clarifies the guidance on a creditor’s evaluation of whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. This guidance also clarifies that a creditor is precluded from using the borrower’s effective rate test when assessing whether a concession has been granted to the borrower. This guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011. An entity is required to apply this guidance retrospectively for all modifications and restructuring activities that have occurred from the beginning of the annual period of adoption. For receivables that are newly considered impaired under the guidance on accounting by creditors for impairment of a loan, an entity should measure the impairment of those receivables prospectively in the first period of adoption and disclose the total amount of receivables and the related allowance for credit losses as of the end of the period of adoption. Early adoption is permitted. The MUFG Group adopted this guidance on April 1, 2012, and there was no material impact on its financial position and results of operations. See Note 4 for further details of the disclosures required by this guidance.

Amendments to Accounting Scope of Embedded Credit Derivatives—In March 2010, the FASB issued new guidance which clarifies the scope exception related to embedded credit derivatives. This guidance addresses how to determine which embedded credit derivative features, including those in collateralized debt obligations (“CDOs”) and synthetic CDOs, are considered to be embedded derivatives that are exempt from potential bifurcation and separate accounting requirement. This guidance is effective for the first interim reporting period beginning after June 15, 2010 with early application permitted at the beginning of the first interim reporting period beginning after the issuance of this new guidance. In initially adopting this new guidance, an entity may elect the fair value option for any investment in a beneficial interest in a securitized financial asset. The election of the fair value option is irrevocable and should be determined on an instrument-by-instrument basis at the beginning of the reporting period of initial adoption. The MUFG Group adopted this guidance on April 1, 2011, and recorded a ¥135 million increase to retained earnings as a cumulative effect adjustment.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs—In May 2011, the FASB issued new guidance, which amends certain accounting and disclosure requirements related to fair value measurements, that result in common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards (“IFRS”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance is effective during interim and annual period beginning after December 15, 2011. The MUFG Group adopted this guidance on April 1, 2012, which had no impact on its financial position and results of operations. See Note 29 for further details of the disclosures required by this guidance.

Amendments to the Presentation of Comprehensive Income—In June 2011, the FASB issued new guidance which amends presentation and disclosure requirements of OCI. This guidance eliminates the option to present the components of OCI as part of the statement of changes in stockholders’ equity and requires that all changes in comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, in December 2011, the FASB issued further guidance which indefinitely defers the specific requirement to present items that are reclassified from accumulated OCI to net income separately with their respective components of net income and OCI. This does not defer the effective date of the other disclosure requirements within the new guidance. This guidance is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption of this guidance is permitted. The MUFG Group adopted this guidance on April 1, 2012. This guidance only affected the presentation of the MUFG Group’s consolidated financial statements and had no impact on its financial position and result of operations.

In February 2013, the FASB issued further guidance which finalizes the specific requirement to present items that are reclassified from accumulated OCI to net income separately with their respective components of net income and OCI. Under this guidance, the deferred date for the specific requirement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. See Recently Issued Accounting Pronouncements—Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income for details.

Amendments to Testing Goodwill for Impairment—In September 2011, the FASB issued new guidance which simplifies goodwill impairment testing. This guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test which includes calculating the fair value of the reporting unit. This guidance is effective for goodwill impairment tests performed in interim and annual periods for fiscal years beginning after December 15, 2011. Early adoption of this guidance is permitted. The MUFG Group adopted this guidance on April 1, 2012, and there was no impact on its financial position and results of operations.

Recently Issued Accounting Pronouncements [Policy Text Block]

Recently Issued Accounting Pronouncements

Scope Clarification of Accounting for Derecognition of in Substance Real Estate—In December 2011, the FASB issued new guidance, which resolves the diversity in practice about whether the guidance of real estate sales in property, plant, and equipment applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. Under the amendments in this guidance, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance of real estate sales in property, plant, and equipment to determine whether it should derecognize the in substance real estate. The amendments in this guidance are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Disclosures about Offsetting Assets and Liabilities—In December 2011, the FASB issued new guidance which facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. This guidance requires that entities disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements, reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance is effective for annual periods for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

In January 2013, the FASB issued further guidance which provides clarification that the scope of the guidance on disclosures about offsetting assets and liabilities applies to derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with existing guidance or subject to an enforceable master netting arrangement or similar agreement. The new guidance will only affect the MUFG Group’s disclosures about offsetting assets and liabilities, and will not affect its financial position and results of operations.

Amendments to Testing Indefinite-Lived Intangible Assets for Impairment—In July 2012, the FASB issued new guidance which simplifies the impairment testing for indefinite-lived intangible assets other than goodwill. The guidance allows an entity the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An entity electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. This guidance is effective for impairment tests performed in interim and annual periods for fiscal years beginning after September 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution—In October 2012, the FASB issued new guidance, which clarifies the accounting guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution when a change in cash flows expected to be collected occurs. This guidance specifies an entity shall subsequently account for the change in measurement of the indemnification asset on the same basis as the change in assets subject to the indemnification and limit any amortization of changes in value to the lesser of the contractual term of the indemnification agreement or the remaining life of the indemnified assets. This guidance is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of this guidance will have a material impact on its financial position and results of operations.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income—In February 2013, the FASB issued new guidance which requires an entity to present separately for each component of OCI, current period reclassifications out of accumulated OCI and other amounts of current period OCI. In addition, the guidance requires an entity to report the effect of significant reclassifications out of accumulated OCI on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments in this guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. Early adoption is permitted. This guidance will only affect the presentation of the MUFG Group’s consolidated statements of income or disclosures related to items reclassified out of OCI and will not affect its financial position and results of operations.

Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date—In February 2013, the FASB issued new guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity—In March 2013, the FASB issued new guidance which requires the release of an entity’s cumulative translation adjustment into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Amendments to the Scope, Measurement, and Disclosure Requirements for Investment Companies—In June 2013, the FASB issued guidance that changed the approach for determining whether an entity is an investment company under U.S. GAAP, and set forth certain measurement and disclosure requirements. This guidance changes the approach to the investment company assessment, clarifies the characteristics of an investment company, and provides comprehensive guidance for assessing whether an entity is an investment company. In addition, this guidance requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting. Also, this guidance requires additional disclosures about an entity’s status as an investment company and financial support provided or contractually required to be provided by an investment company to its investees. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption of this guidance is prohibited. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Inclusion of the Fed Funds Effective Swap Rate or Overnight Index Swap Rate as a Benchmark Interest Rate for Hedge Accounting Purposes—In July 2013, the FASB issued new guidance which permits the U.S. Federal Funds Effective Swap Rate to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to, the interest rates on direct Treasury obligations of the U.S. government and the London Interbank Offered Rate (“LIBOR”). The guidance also removes the restriction on using different benchmark rates for similar hedges. This guidance is effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.